UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __03/31/06____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Third Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey D. Thibeault__________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:


____Jeffrey D. Thibeault_____    ___New York, NY__       __5/3/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name




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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___36____

Form 13F Information Table Value Total: ___82,580,272___



Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name

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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR06
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100    1,622,000    20,000 CALL    20,000        0        0        20,000        0        0
GIVEN IMAGING                 ORD  M52020100    1,283,389    55,558         55,558        0        0        55,558        0        0
RADWARE LTD                   ORD  M81873107      533,624    30,268         30,268        0        0        30,268        0        0
ALBERTSONS INC                COM  013104104      770,100    30,000 CALL    30,000        0        0        30,000        0        0
CADENCE DESIGN SYSTEM INC     COM  127387108      502,928    27,200 PUT     27,200        0        0        27,200        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107   10,740,000    24,000         24,000        0        0        24,000        0        0
CONNETICS CORP                NOTE 208192AD6    4,183,300  5000,000       5000,000        0        0      5000,000        0        0
DEVON ENERGY CORP NEW         DEB  25179MAA1    7,532,399  6493,000       6493,000        0        0      6493,000        0        0
DICKS SPORTING GOODS INC      NOTE 253393AB8      387,702   510,000        510,000        0        0       510,000        0        0
ELAN PLC                      ADR  284131208      288,800    20,000 CALL    20,000        0        0        20,000        0        0
ELAN PLC                      ADR  284131208    7,453,928   516,200 PUT    516,200        0        0       516,200        0        0
ELECTRONIC ARTS INC           COM  285512109      711,360    13,000 CALL    13,000        0        0        13,000        0        0
FIRST HORIZON PHARMACEUTICAL  NOTE 32051KAB2    9,479,179  7973,000       7973,000        0        0      7973,000        0        0
GERON CORP                    COM  374163103      120,495    14,500         14,500        0        0        14,500        0        0
GERON CORP                    COM  374163103      124,650    15,000 PUT     15,000        0        0        15,000        0        0
KELLWOOD CO                   DBCV 488044AF5    1,600,812  1800,000       1800,000        0        0      1800,000        0        0
LABORATORY CORP AMER HLDGS    NOTE 50540RAC6    4,010,268  4983,000       4983,000        0        0      4983,000        0        0
LAFARGE NORTH AMERICA INC     COM  505862102    1,260,000    15,000 PUT     15,000        0        0        15,000        0        0
MBIA INC                      COM  55262C100      871,885    14,500         14,500        0        0        14,500        0        0
MBIA INC                      COM  55262C100      601,300    10,000 PUT     10,000        0        0        10,000        0        0
MAYTAG CORP                   COM  578592107      819,072    38,400 CALL    38,400        0        0        38,400        0        0
MEDICURE INC                  COM  58469E101      438,480   243,600        243,600        0        0       243,600        0        0
NASDAQ STOCK MARKET INC       COM  631103108   10,698,688   267,200        267,200        0        0       267,200        0        0
NEUROCHEM INC                 COM  64125K101      215,291    15,356         15,356        0        0        15,356        0        0
PANERA BREAD CO               CL A 69840W108    1,052,520    14,000 CALL    14,000        0        0        14,000        0        0
PRAECIS PHARMACEUTICALS INC   COM  739421402      318,899    59,831         59,831        0        0        59,831        0        0
PRIDE INTL INC DEL            NOTE 74153QAD4    2,266,558  1704,000       1704,000        0        0      1704,000        0        0
RYERSON INC                   NOTE 78375PAD9    6,458,160  4655,000       4655,000        0        0      4655,000        0        0
SMITHFIELD FOODS INC          COM  832248108       58,680     2,000          2,000        0        0         2,000        0        0
SMITHFIELD FOODS INC          COM  832248108      407,826    13,900 PUT     13,900        0        0        13,900        0        0
SMURFIT-STONE CONTAINER CORP  COM  832727101      540,086    39,800 PUT     39,800        0        0        39,800        0        0
SPRINT NEXTEL CORP            COM  852061100      126,616     4,900 CALL     4,900        0        0         4,900        0        0
SPRINT NEXTEL CORP            COM  852061100      237,728     9,200 PUT      9,200        0        0         9,200        0        0
STARWOOD HOTELS&RESORTS WRLD  NOTE 85590AAJ3      259,179   190,000        190,000        0        0       190,000        0        0
SYMMETRICOM INC               NOTE 871543AB0    4,358,970  4500,000       4500,000        0        0      4500,000        0        0
VASCO DATA SEC INTL INC       COM  92230Y104      245,400    30,000         30,000        0        0        30,000        0        0
           PAGE TOTAL              36           82,580,272
          GRAND TOTAL              36           82,580,272

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